PREPAID LAND USE RIGHTS	12 Months Ended
Dec. 31, 2015
PREPAID LAND USE RIGHTS
PREPAID LAND USE RIGHTS

6.PREPAID LAND USE RIGHTS

Prepaid land use rights represent fees paid to obtain the land use rights for the Company’s business operations. Amounts of amortization recognized in profit and loss related to the prepaid land use rights were $823,743, $1,076,659 and $1,030,284 for the years ended December 31, 2013, 2014 and 2015,  respectively.

As of December 31, 2014 and 2015, land use rights of $15,913,751 and $15,560,153, respectively, were pledged as collateral to secure bank borrowings (see Note 10).